Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		12 Months Ended
		Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		450,863,952	450,863,952	449,458,394	449,458,394
Share purchase options exercised | $ / shares	[1]	$ 28.76		$ 24.96
Restricted share units released | $ / shares	[1]	$ 0		$ 0
Dividend reinvestment plan | $ / shares	[2]		$ 38.75		$ 43.33
Share purchase options exercised		493,129	493,129	398,880	398,880
Restricted share units released		87,838	87,838	116,880	116,880
Dividend reinvestment plan		873,607	873,607	889,798	889,798
Balance, shares at end of period		452,318,526	452,318,526	450,863,952	450,863,952

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.